WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 41.7%
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 1.2%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,280,000	$1,389,069	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,180,000	3,337,887	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	780,000	795,951	(a)

Total Diversified Telecommunication Services				5,522,907

Entertainment - 0.7%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,120,000	836,864	(a)
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	760,785
Netflix Inc., Senior Notes	6.375%	5/15/29	1,200,000	1,412,460
Speedway Motorsports LLC/ Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	500,000	418,125	(a)

Total Entertainment				3,428,234

Interactive Media & Services - 0.6%
Match Group Inc., Senior Notes	5.000%	12/15/27	1,510,000	1,591,691	(a)
Twitter Inc., Senior Notes	3.875%	12/15/27	1,210,000	1,214,537	(a)

Total Interactive Media & Services				2,806,228

Media - 2.9%
American Media LLC, Secured Notes	10.500%	12/31/26	1,709,999	1,818,498	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	420,000	432,868	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,760,000	1,815,154	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	600,000	598,883	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	50,000	64,370
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	370,000	437,687

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	1

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	700,000	$836,536
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,980,000	1,959,507
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	380,000	346,617	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	580,000	510,197	(a)
Prosus NV, Senior Notes	4.850%	7/6/27	1,680,000	1,814,938	(a)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	30,000	37,281
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	100,000	127,987
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	1,330,000	1,271,812	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	890,000	904,463	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	640,000	623,008	(a)

Total Media				13,599,806

Wireless Telecommunication Services - 1.8%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	2,570,000	2,819,547	(a)
Millicom International Cellular SA, Senior Notes	6.625%	10/15/26	530,000	539,699	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	900,000	886,185	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,600,000	1,934,400
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,635,194
Sprint Corp., Senior Notes	7.250%	9/15/21	10,000	10,533
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	670,000	706,629

Total Wireless Telecommunication Services				8,532,187

TOTAL COMMUNICATION SERVICES				33,889,362

CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.2%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	400,000	303,520
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	420,000	410,382	(a)

Total Auto Components				713,902

See Notes to Schedule of Investments.

2	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - 0.7%
Ford Motor Co., Senior Notes	8.500%	4/21/23	970,000		$960,300
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,310,000		1,282,162
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	410,000		398,213
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	200,000		199,000
Ford Motor Credit Co. LLC, Senior Notes	3.219%	1/9/22	200,000		188,000
Ford Motor Credit Co. LLC, Senior Notes	3.087%	1/9/23	520,000		471,087

Total Automobiles					3,498,762

Distributors - 0.1%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	360,000		383,742	(a)(b)

Diversified Consumer Services - 0.9%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	350,000		347,620	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	830,000	GBP	1,127,617	(c)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	450,000		402,098	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	160,000		157,582	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	430,000		425,700	(a)
Service Corp. International, Senior Notes	5.125%	6/1/29	1,000,000		1,044,650
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	770,000		771,078	(a)

Total Diversified Consumer Services					4,276,345

Hotels, Restaurants & Leisure - 2.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	280,000		272,877	(a)
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,000,000	GBP	1,414,296	(c)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	510,000		509,363	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	3

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	350,000	$354,410	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	40,000	38,899
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	300,000	286,033
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,470,000	1,385,013	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	1,620,000	931,176	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	910,000	590,362	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	800,000	841,016
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	594,000	540,421	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,090,000	738,093	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	970,000	766,639	(a)
Wendy’s International LLC, Senior Notes	7.000%	12/15/25	1,180,000	1,183,717
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	720,000	699,300	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,090,000	1,114,656	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	250,000	274,344	(a)

Total Hotels, Restaurants & Leisure				11,940,615

Household Durables - 0.4%
Newell Brands Inc., Senior Notes	4.700%	4/1/26	1,190,000	1,198,425
Taylor Morrison Communities Inc., Senior Notes	5.875%	1/31/25	650,000	617,110	(a)

Total Household Durables				1,815,535

Specialty Retail - 0.8%
L Brands Inc., Senior Notes	5.625%	10/15/23	530,000	434,706
L Brands Inc., Senior Notes	6.694%	1/15/27	180,000	127,278
L Brands Inc., Senior Notes	5.250%	2/1/28	1,740,000	1,256,541
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	660,000	458,469	(a)
PetSmart Inc., Senior Notes	7.125%	3/15/23	670,000	645,712	(a)
PetSmart Inc., Senior Notes	8.875%	6/1/25	510,000	497,887	(a)

See Notes to Schedule of Investments.

4	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	150,000	EUR	$112,418	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	440,000	EUR	326,670	(a)(d)

Total Specialty Retail					3,859,681

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	670,000		670,000	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	850,000		859,393	(a)

Total Textiles, Apparel & Luxury Goods					1,529,393

TOTAL CONSUMER DISCRETIONARY					28,017,975

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000		734,490	(c)

Household Products - 0.0%
Energizer Holdings Inc., Senior Notes	6.375%	7/15/26	210,000		219,356	(a)

TOTAL CONSUMER STAPLES					953,846

ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Apache Corp., Senior Notes	4.250%	1/15/30	500,000		386,804
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,170,000		552,357	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,750,000		1,495,287	(a)
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	610,000		565,562	(a)
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	1,640,000		1,385,800	(a)
Concho Resources Inc., Senior Notes	4.300%	8/15/28	300,000		305,583
Continental Resources Inc., Senior Notes	4.375%	1/15/28	400,000		312,000
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,020,000		620,772	(a)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	500,000		409,839
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	620,000		593,228
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	1,000,000		890,700	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	5

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	450,000	$403,943	(a)
Energy Transfer Operating LP, Senior Notes	5.500%	6/1/27	300,000	305,603
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	400,000	372,734
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	400,000	491,779
Gazprom PJSC Via Gaz Capital SA, Senior Notes	4.950%	3/23/27	700,000	754,373	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,360,000	1,323,552	(a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	198,963	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	1,450,000	1,380,791	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	912,000	652,262	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	870,000	605,738	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	1,880,000	1,544,514
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,740,000	1,928,633	(a)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	1,550,000	238,313
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	700,000	95,375
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	980,000	921,200
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	260,000	188,500
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	500,000	301,875
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 0.950%)	2.684%	2/8/21	380,000	357,233	(d)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,690,000	1,652,296
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,560,000	1,466,400
Range Resources Corp., Senior Notes	5.875%	7/1/22	814,000	697,639
Range Resources Corp., Senior Notes	5.000%	8/15/22	500,000	463,125
Range Resources Corp., Senior Notes	5.000%	3/15/23	340,000	301,325
Range Resources Corp., Senior Notes	9.250%	2/1/26	560,000	453,432	(a)

See Notes to Schedule of Investments.

6	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	640,000		$201,600	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	40,000		36,250
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	400,000		383,681	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,680,000		1,244,309	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	290,000		260,899	(a)
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	540,000		525,150
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	2,970,000		2,249,775
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	540,000		703,369
WPX Energy Inc., Senior Notes	8.250%	8/1/23	670,000		648,091
WPX Energy Inc., Senior Notes	5.250%	10/15/27	1,010,000		883,397
YPF SA, Senior Notes	8.500%	3/23/21	320,000		203,123	(a)
YPF SA, Senior Notes	8.500%	3/23/21	1,250,000		793,450	(c)

TOTAL ENERGY					32,750,624

FINANCIALS - 6.5%
Banks - 4.2%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (5.875% to 9/24/23 then EUR 5 year Swap Rate + 5.660%)	5.875%	9/24/23	800,000	EUR	821,435	(c)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	200,000		158,722	(a)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	200,000		161,890	(a)(d)(e)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	340,000		356,742

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	7

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	470,000		$453,877	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	840,000		838,484	(d)(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	600,000		651,907	(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	200,000		330,776
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	1,800,000	EUR	1,977,627	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	590,000	EUR	649,663	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	710,000		792,094	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	850,000	EUR	923,546	(c)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	290,000		282,167	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	490,000		486,538	(d)(e)
ICICI Bank Ltd., Senior Notes	5.750%	11/16/20	1,250,000		1,264,932	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,100,000		2,102,513	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,050,000		1,074,877	(a)

See Notes to Schedule of Investments.

8	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	220,000		$204,556	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.375% to 6/27/20 then EUR 5 year Swap Rate + 5.290%)	6.375%	6/27/20	1,200,000	EUR	1,281,643	(c)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	230,000		226,423	(d)(e)
Oversea-Chinese Banking Corp. Ltd., Subordinated Notes	4.250%	6/19/24	1,540,000		1,628,086	(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	270,000		276,601	(d)(e)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	790,000	GBP	928,961	(c)(d)(e)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	980,000		1,054,068	(a)(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	590,000		777,938	(d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	200,000		238,058

Total Banks					19,944,124

Capital Markets - 0.8%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	290,000		289,477	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	610,000		615,676	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 12/11/23 then USD 5 year ICE Swap Rate + 4.598%)	7.500%	12/11/23	270,000		286,537	(a)(d)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	9

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	1,230,000	$1,123,211
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	190,000	214,314
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,260,000	1,289,226	(a)(d)(e)

Total Capital Markets				3,818,441

Diversified Financial Services - 1.4%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	4.450%	12/16/21	160,000	149,280
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.950%	2/1/22	300,000	281,036
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.500%	5/26/22	210,000	195,492
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.300%	1/23/23	150,000	134,094
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	900,000	929,520	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	340,000	204,782	(a)
Aviation Capital Group LLC, Senior Notes	7.125%	10/15/20	660,000	595,986	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,820,000	1,642,186	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,760,000	1,075,800	(a)(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	310,000	311,924
International Lease Finance Corp., Senior Notes	4.625%	4/15/21	240,000	235,975

See Notes to Schedule of Investments.

10	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	552,000	$509,633	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	190,000	168,339	(a)

Total Diversified Financial Services				6,434,047

Insurance - 0.1%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	14,128	18,892	(a)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.450%	2/12/23	53,128	50,803	(a)(d)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	140,000	144,358	(a)

Total Insurance				214,053

Thrifts & Mortgage Finance - 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	110,000	108,372	(a)

TOTAL FINANCIALS				30,519,037

HEALTH CARE - 3.3%
Biotechnology - 0.2%
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,010,000	1,124,800	(a)

Health Care Equipment & Supplies - 0.3%
Hill-Rom Holdings Inc., Senior Notes	5.000%	2/15/25	330,000	336,666	(a)
Immucor Inc., Senior Notes	11.125%	2/15/22	930,000	843,557	(a)

Total Health Care Equipment & Supplies				1,180,223

Health Care Providers & Services - 1.8%
Centene Corp., Senior Notes	4.250%	12/15/27	200,000	210,180	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	460,000	505,839	(a)
Centene Corp., Senior Notes	3.375%	2/15/30	220,000	222,343	(a)
Cigna Corp., Senior Notes	4.800%	8/15/38	300,000	366,922
CVS Health Corp., Senior Notes	4.780%	3/25/38	650,000	769,586
HCA Inc., Senior Notes	5.375%	2/1/25	300,000	324,102
HCA Inc., Senior Notes	5.625%	9/1/28	1,490,000	1,657,893
HCA Inc., Senior Secured Notes	5.500%	6/15/47	410,000	498,546
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	640,000	605,600	(a)
Polaris Intermediate Corp., Senior Notes (8.500% Cash or 9.250% PIK)	8.500%	12/1/22	550,000	464,063	(a)(b)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	940,000	901,225	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	11

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	790,000		$853,595	(a)
Tenet Healthcare Corp., Senior Secured Notes	5.125%	11/1/27	220,000		217,943	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	690,000		687,999	(a)

Total Health Care Providers & Services					8,285,836

Pharmaceuticals - 1.0%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,230,000		1,365,300	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,430,000		1,583,081	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	590,000	EUR	618,349	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	820,000		820,000
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	510,000		530,910	(a)

Total Pharmaceuticals					4,917,640

TOTAL HEALTH CARE					15,508,499

INDUSTRIALS - 5.0%
Aerospace & Defense - 1.5%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	290,000		259,978	(a)
Boeing Co., Senior Notes	1.650%	10/30/20	1,380,000		1,369,034
Boeing Co., Senior Notes	2.700%	2/1/27	220,000		195,594
Boeing Co., Senior Notes	3.250%	2/1/35	730,000		606,680
Boeing Co., Senior Notes	5.930%	5/1/60	1,500,000		1,500,000
TransDigm Inc., Senior Notes	5.500%	11/15/27	870,000		739,196	(a)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,310,000		1,368,950	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	820,000		806,429	(a)

Total Aerospace & Defense					6,845,861

Air Freight & Logistics - 0.4%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,880,000		1,782,334
XPO Logistics Inc., Senior Notes	6.750%	8/15/24	120,000		124,176	(a)

Total Air Freight & Logistics					1,906,510

See Notes to Schedule of Investments.

12	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.6%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	790,000	$758,186
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,570,000	1,242,945
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	690,000	708,923	(a)

Total Airlines				2,710,054

Building Products - 0.0%
Builders FirstSource Inc., Senior Secured Notes	6.750%	6/1/27	180,000	186,678	(a)

Commercial Services & Supplies - 0.5%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	688,000	753,938	(a)
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	630,000	634,725	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	340,000	355,725	(a)
RR Donnelley & Sons Co., Senior Notes	6.500%	11/15/23	850,000	769,080

Total Commercial Services & Supplies				2,513,468

Construction & Engineering - 0.2%
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	250,000	239,537
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	4.750%	2/15/28	720,000	625,284	(a)

Total Construction & Engineering				864,821

Industrial Conglomerates - 0.6%
General Electric Co., Senior Notes	6.875%	1/10/39	1,840,000	2,295,705
General Electric Co., Senior Notes	4.250%	5/1/40	270,000	271,455
General Electric Co., Senior Notes	4.350%	5/1/50	110,000	111,114

Total Industrial Conglomerates				2,678,274

Machinery - 0.2%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	540,000	448,092	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	770,000	594,517

Total Machinery				1,042,609

Marine - 0.1%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	480,000	314,712	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	13

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.6%
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	360,000	$353,574
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	640,000	632,128
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	890,000	896,097
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,090,000	1,097,793

Total Trading Companies & Distributors				2,979,592

Transportation Infrastructure - 0.3%
DP World PLC, Senior Notes	5.625%	9/25/48	1,390,000	1,349,342	(a)

TOTAL INDUSTRIALS				23,391,921

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	450,000	433,418	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	200,000	172,760	(a)

Total Communications Equipment				606,178

IT Services - 0.2%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	780,000	786,825

Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices Inc., Senior Notes	7.500%	8/15/22	580,000	637,739
Entegris Inc., Senior Notes	4.375%	4/15/28	710,000	714,437	(a)

Total Semiconductors & Semiconductor Equipment				1,352,176

Software - 0.4%
CDK Global Inc., Senior Notes	5.250%	5/15/29	570,000	583,196	(a)
j2 Cloud Services LLC/j2 Cloud
Co-Obligor Inc., Senior Notes	6.000%	7/15/25	430,000	436,536	(a)
Open Text Corp., Senior Notes	3.875%	2/15/28	290,000	285,559	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	630,000	615,762	(a)

Total Software				1,921,053

TOTAL INFORMATION TECHNOLOGY				4,666,232

MATERIALS - 3.2%
Chemicals - 0.3%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,450,000	1,242,795	(a)

See Notes to Schedule of Investments.

14	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	250,000	$233,213	(a)(b)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	500,000	505,375	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	270,000	282,717

Total Containers & Packaging				1,021,305

Metals & Mining - 2.3%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	270,000	268,933	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	920,000	894,378	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	200,084	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	30,000	28,832
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	300,000	289,449
Arconic Corp., Senior Notes	6.000%	5/15/25	480,000	486,600	(a)(f)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	3,370,000	3,076,136	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,910,000	1,744,594
Glencore Funding LLC, Senior Notes	4.000%	4/16/25	700,000	706,597	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	930,000	846,021	(a)
Northwest Acquisitions ULC/ Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,300,000	134,875	(a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	230,000	213,784
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	570,000	493,777
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	410,000	451,266
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	830,000	983,882

Total Metals & Mining				10,819,208

Paper & Forest Products - 0.4%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	560,000	580,216	(c)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,370,000	1,382,741

Total Paper & Forest Products				1,962,957

TOTAL MATERIALS				15,046,265

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	15

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.3%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	1,200,000		$1,141,500
CyrusOne LP/CyrusOne Finance Corp., Senior Notes	1.450%	1/22/27	530,000	EUR	528,727
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	570,000		517,275	(a)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	9/1/26	260,000		253,058
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	880,000		903,144
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	755,000	GBP	922,310
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.625%	12/1/29	1,900,000		1,775,835	(a)

Total Equity Real Estate Investment Trusts (REITs)					6,041,849

Real Estate Management & Development - 0.7%
Country Garden Holdings Co. Ltd., Senior Secured Notes	7.250%	4/4/21	610,000		618,343	(c)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,400,000		1,361,500	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	1,230,000		1,333,652	(c)

Total Real Estate Management & Development					3,313,495

TOTAL REAL ESTATE					9,355,344

UTILITIES - 0.4%
Electric Utilities - 0.4%
Calpine Corp., Senior Notes	5.750%	1/15/25	270,000		270,327
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	400,000		587,612
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	310,000		302,653	(a)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	650,000		540,065	(a)

TOTAL UTILITIES					1,700,657

TOTAL CORPORATE BONDS & NOTES (Cost - $206,984,275)					195,799,762

See Notes to Schedule of Investments.

16	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 18.8%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.4%
Level 3 Financing Inc., 2027 Term Loan B, Tranche B (1 mo. USD LIBOR + 1.750%)	2.154%	3/1/27	634,176	$609,734	(d)(g)(h)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.314%	1/31/28	1,588,574	1,506,592	(d)(g)(h)

Total Diversified Telecommunication Services				2,116,326

Entertainment - 0.8%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	7.231%	2/10/27	1,760,000	1,557,600	(d)(g)(h)(i)
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	2.404%	10/7/24	1,142,952	1,110,092	(d)(g)(h)
William Morris Endeavor Entertainment LLC, New Term Loan B1	3.160-4.370%	5/19/25	1,196,824	911,582	(d)(g)(h)

Total Entertainment				3,579,274

Media - 1.4%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.904%	8/15/25	603,885	577,842	(d)(g)(h)
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	2.160%	4/30/25	1,121,396	1,088,455	(d)(g)(h)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.904%	11/18/24	543,339	481,422	(d)(g)(h)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.404%	5/1/26	288,201	259,381	(d)(g)(h)
Lions Gate Capital Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.250%)	2.654%	3/24/25	366,399	342,812	(d)(g)(h)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	3.735%	9/18/26	1,332,750	1,258,116	(d)(g)(h)(j)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	5.700%	12/17/26	1,306,725	1,219,610	(d)(g)(h)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	17

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	3.750%	3/15/24	1,501,585	$1,330,779	(d)(g)(h)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	3.314%	4/30/28	120,000	112,850	(d)(g)(h)

Total Media				6,671,267

Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc., Initial Term Loan	—	4/1/27	820,000	815,695	(j)

TOTAL COMMUNICATION SERVICES				13,182,562

CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Term Loan B, Tranche B	3.000%	4/6/24	544,240	473,716	(d)(g)(h)
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.904%	4/30/26	1,184,050	1,076,005	(d)(g)(h)

Total Auto Components				1,549,721

Diversified Consumer Services - 0.4%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	—	9/23/26	1,815,346	1,738,571	(d)(g)(h)

Hotels, Restaurants & Leisure - 1.9%
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	3.154%	7/31/24	1,016,600	946,709	(d)(g)(h)
ASHCO LLC, Initial Term Loan (3 mo. USD LIBOR + 5.000%)	6.072%	9/25/24	759,505	635,706	(d)(g)(h)
Boyd Gaming Corp., Refinancing Term Loan B (3 mo. USD LIBOR + 2.250%)	2.387%	9/15/23	39,107	36,785	(d)(g)(h)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	3.154%	12/23/24	1,765,419	1,492,515	(d)(g)(h)
CEC Entertainment Inc., Term Loan B (3 mo. USD LIBOR + 6.500%)	7.572%	8/17/26	1,098,308	578,443	(d)(g)(h)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.072%	3/8/24	1,534,687	1,226,310	(d)(g)(h)

See Notes to Schedule of Investments.

18	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Golden Nugget Inc., First Initial Term Loan	3.250-3.695%	10/4/23	206,587	$169,328	(d)(g)(h)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.237%	6/22/26	610,000	581,134	(d)(g)(h)
Hornblower Sub LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.500%)	5.950%	4/28/25	550,000	378,583	(d)(g)(h)
Mohegan Tribal Gaming Authority, Term Loan B (1 mo. USD LIBOR + 4.375%)	5.375%	10/13/23	1,713,316	1,210,744	(d)(g)(h)
Scientific Games International Inc., Initial Term Loan B5	3.154-3.612%	8/14/24	1,009,256	840,710	(d)(g)(h)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	2.660%	2/8/27	993,478	884,747	(d)(g)(h)

Total Hotels, Restaurants & Leisure				8,981,714

Specialty Retail - 1.0%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.000-5.016%	7/1/22	866,603	579,902	(d)(g)(h)
IRB Holding Corp.	—	2/5/25	180,000	158,130	(j)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	3.500-3.568%	1/30/23	1,587,504	1,309,691	(d)(g)(h)
Party City Holdings Inc., 2018 Replacement Term Loan	3.250-4.100%	8/19/22	665,875	340,488	(d)(g)(h)
Petco Animal Supplies Inc., Term Loan (3 mo. USD LIBOR + 3.250%)	4.250%	1/26/23	731,405	489,310	(d)(g)(h)
PetSmart Inc., Term Loan B2 (3 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	1,478,408	1,438,491	(d)(g)(h)
Whatabrands LLC, 2020 Refinancing Term Loan	—	8/3/26	250,000	232,500	(j)

Total Specialty Retail				4,548,512

TOTAL CONSUMER DISCRETIONARY				16,818,518

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	19

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Froneri International PLC, First Lien Euro Term Loan (EURIBOR + 2.625%)	2.625%	1/29/27	470,000	EUR	$488,081	(d)(g)(h)
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.250%	1/29/27	1,230,000		1,146,206	(d)(g)(h)

TOTAL CONSUMER STAPLES					1,634,287

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp., Term Loan A (2 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	1,750,000		620,764	(d)(g)(h)

FINANCIALS - 2.5%
Capital Markets - 0.3%
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.404%	7/3/24	1,311,439		1,252,424	(d)(g)(h)(j)

Diversified Financial Services - 1.3%
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	3/5/27	380,000		365,434	(d)(g)(h)
Deerfield Dakota Holding LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.000%)	9.000%	4/7/28	1,240,000		1,097,400	(d)(g)(h)(i)
Jane Street Group LLC, Dollar Term Loan (3 mo. USD LIBOR + 3.000%)	4.613%	1/31/25	1,320,434		1,261,015	(d)(g)(h)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	4.950%	7/10/25	726,813		719,545	(d)(g)(h)
TKC Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	2/1/23	959,987		882,828	(d)(g)(h)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	2.154%	11/16/26	98,667		94,761	(d)(g)(h)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	639,127		599,980	(d)(g)(h)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.864%	3/1/26	1,419,240		1,381,764	(d)(g)(h)(j)

Total Diversified Financial Services					6,402,727

See Notes to Schedule of Investments.

20	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.9%
Acrisure LLC, 2020 Term Loan B (3 mo. USD LIBOR + 3.500%)	5.207%	2/15/27	530,000	$494,225	(d)(g)(h)
AmeriLife Group LLC, First Lien Delayed Draw Term Loan	—	3/18/27	27,273	24,954	(j)
AmeriLife Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.985%	3/18/27	212,727	194,645	(d)(g)(h)
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	4.000%	8/4/22	567,148	548,574	(d)(g)(h)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.404%	11/3/24	623,903	599,337	(d)(g)(h)
Asurion LLC, Second Lien Replacement Term Loan B2 (1 mo. USD LIBOR + 6.500%)	6.904%	8/4/25	1,320,000	1,273,250	(d)(g)(h)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	3.654%	12/31/25	1,184,005	1,094,021	(d)(g)(h)

Total Insurance				4,229,006

TOTAL FINANCIALS				11,884,157

HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 0.2%
Air Methods Corp., Initial Term Loan (3 mo. USD LIBOR + 3.500%)	4.950%	4/22/24	652,658	498,468	(d)(g)(h)
Immucor Inc., Term Loan B3 (3 mo. USD LIBOR + 5.000%)	6.450%	6/15/21	368,108	327,615	(d)(g)(h)(i)

Total Health Care Equipment & Supplies				826,083

Health Care Providers & Services - 2.8%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	4.250%	4/28/22	1,095,759	1,010,837	(d)(g)(h)
Elanco Animal Health Inc., Term Loan B	—	2/4/27	600,000	580,375	(j)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	1.000%	2/18/27	211,892	179,578	(j)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.822%	2/18/27	908,108	769,622	(d)(g)(h)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	9.139%	2/4/28	810,000	686,475	(d)(g)(h)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	21

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.137%	11/15/27	638,400	$619,248	(d)(g)(h)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	2.904%	8/18/22	821,413	807,809	(d)(g)(h)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	4.154%	11/17/25	1,642,511	1,527,536	(d)(g)(h)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.200%	6/7/23	902,332	833,367	(d)(g)(h)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.904%	8/6/26	1,296,750	1,228,671	(d)(g)(h)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.079%	3/5/26	1,122,441	1,050,886	(d)(g)(h)
Radnet Management Inc., First Lien Term Loan B1 (1 mo. USD LIBOR + 3.500%)	4.500%	6/30/23	1,226,697	1,146,195	(d)(g)(h)
Sotera Health Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	760,000	734,445	(d)(g)(h)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.438%	6/26/26	1,099,475	1,046,425	(d)(g)(h)
WP CityMD Bidco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.572-5.950%	8/13/26	1,117,200	1,069,719	(d)(g)(h)

Total Health Care Providers & Services				13,291,188

Health Care Technology - 0.7%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	5.284%	2/11/26	1,727,134	1,612,712	(d)(g)(h)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	1,845,678	1,786,077	(d)(g)(h)

Total Health Care Technology				3,398,789

Life Sciences Tools & Services - 0.1%
Albany Molecular Research Inc., First Lien Initial Term Loan	4.250%	8/30/24	190,000	174,998	(d)(g)(h)

See Notes to Schedule of Investments.

22	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.1%
Endo Luxembourg Finance Company I SARL, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	5.000%	4/29/24	428,897	$394,371	(d)(g)(h)

TOTAL HEALTH CARE				18,085,429

INDUSTRIALS - 3.0%
Airlines - 0.3%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	2.814%	12/14/23	605,280	469,092	(d)(g)(h)
Delta Air Lines Inc.	—	4/27/23	1,030,000	1,026,781	(j)

Total Airlines				1,495,873

Building Products - 0.4%
ACProducts Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 6.500%)	8.192%	8/18/25	760,000	684,000	(d)(g)(h)
Ply Gem Midco Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	4.579%	4/12/25	1,090,575	942,439	(d)(g)(h)

Total Building Products				1,626,439

Commercial Services & Supplies - 1.3%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.654%	7/10/26	1,793,931	1,683,412	(d)(g)(h)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.404%	1/31/27	790,000	761,856	(d)(g)(h)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.904%	10/1/26	1,157,100	1,124,919	(d)(g)(h)
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	6.390%	10/23/26	1,642,086	1,588,924	(d)(g)(h)
GFL Environmental Inc., 2018 Incremental Term Loan (1 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	857,726	844,400	(d)(g)(h)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.904%	8/27/25	308,434	292,386	(d)(g)(h)

Total Commercial Services & Supplies				6,295,897

Construction & Engineering - 0.0%
Rockwood Service Corp., Initial Term Loan (3 mo. USD LIBOR + 4.250%)	5.700%	1/23/27	100,000	92,000	(d)(g)(h)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	23

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electrical Equipment - 0.4%
Brookfield WEC Holdings Inc., Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	3.404%	8/1/25	1,711,410	$1,629,263	(d)(g)(h)

Professional Services - 0.1%
Advantage Sales & Marketing Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.250%)	4.700%	7/23/21	759,897	659,970	(d)(g)(h)

Road & Rail - 0.4%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	3.450%	12/30/26	1,880,000	1,838,287	(d)(g)(h)

Transportation Infrastructure - 0.1%
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	5.570%	5/15/26	615,350	464,589	(d)(g)(h)

TOTAL INDUSTRIALS				14,102,318

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.4%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.654%	4/4/26	1,323,350	1,256,852	(d)(g)(h)
Global Tel Link Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.250%)	5.700%	11/29/25	763,276	669,191	(d)(g)(h)
Global Tel Link Corp., Second Lien Term Loan	—	11/20/26	280,000	226,333	(j)

Total Communications Equipment				2,152,376

IT Services - 0.4%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	4.188%	9/30/24	1,166,536	1,121,042	(d)(g)(h)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	6.130%	4/26/24	328,346	315,212	(d)(g)(h)
Science Applications International Corp., Term Loan B2 (1 mo. USD LIBOR + 2.250%)	2.654%	3/13/27	530,000	519,400	(d)(g)(h)

Total IT Services				1,955,654

Software - 0.9%
Castle US Holding Corp., Initial Dollar Term Loan (3 mo. USD LIBOR + 3.750%)	5.200%	1/29/27	530,000	448,734	(d)(g)(h)

See Notes to Schedule of Investments.

24	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.404%	10/16/26	1,610,000	$1,530,841	(d)(g)(h)
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.750%	9/19/25	264,670	258,880	(d)(g)(h)
Finastra USA Inc., First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	4.500%	6/13/24	40,000	34,933	(d)(g)(h)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.500%)	2.904%	6/21/24	48,095	44,825	(d)(g)(h)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.904%	6/21/24	324,798	302,711	(d)(g)(h)
Surf Holdings SARL, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	4.814%	3/5/27	650,000	599,625	(d)(g)(h)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	4.154%	5/4/26	901,223	864,048	(d)(g)(h)

Total Software				4,084,597

TOTAL INFORMATION TECHNOLOGY				8,192,627

MATERIALS - 0.5%
Containers & Packaging - 0.5%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.829%	10/1/22	974,098	953,601	(d)(g)(h)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	2.154%	2/4/27	317,046	306,176	(d)(g)(h)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	3.154%	2/6/23	1,008,509	965,557	(d)(g)(h)

TOTAL MATERIALS				2,225,334

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Corecivic Inc., Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/12/24	513,500	480,122	(d)(g)(h)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	2.417%	12/20/24	1,480,000	1,380,562	(d)(g)(h)

TOTAL REAL ESTATE				1,860,684

TOTAL SENIOR LOANS (Cost - $97,632,157)				88,606,680

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	25

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 15.1%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	1.087%	1/25/36	152,945	$130,092	(d)
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	26.651%	7/25/36	342,748	597,374	(d)
BAMLL Re-REMIC Trust, 2016- GG10 AJA	6.015%	8/10/45	1,042,701	459,164	(a)(d)
Banc of America Funding Corp., 2015-R3 1A2	1.408%	3/27/36	3,187,234	2,608,623	(a)(d)(f)
Banc of America Mortgage Trust, 2005-C 2A1	3.886%	4/25/35	29,718	27,165	(d)
BCAP LLC Trust, 2011-RR2 1A4	4.005%	7/26/36	3,445,352	2,259,113	(a)(d)
Benchmark Mortgage Trust, 2019- B11 XA, IO	1.199%	5/15/52	19,018,839	1,355,178	(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.714%	4/15/34	1,950,000	1,603,666	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	6.302%	5/15/37	1,700,000	1,112,113	(a)(d)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	1.651%	2/16/37	600,000	566,157	(a)(d)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. USD LIBOR + 0.950%)	1.764%	11/15/36	1,200,000	1,112,884	(a)(d)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	1.056%	9/15/50	22,036,743	1,136,012	(d)
Credit Suisse Commercial Mortgage Securities Corp., 2018- TOP D (1 mo. USD LIBOR + 1.800%)	2.614%	8/15/35	1,816,000	1,646,441	(a)(d)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.633%	6/15/38	40,102	20,814	(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	165,821	76,375
Credit Suisse Mortgage Capital Trust, 2020-4R 1A1 (1 mo. USD LIBOR + 3.000%)	3.829%	6/25/47	1,600,000	1,611,509	(a)(d)
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	27.845%	2/25/36	367,596	596,058	(d)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	306,493	(a)
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,840,000	1,374,051	(a)

See Notes to Schedule of Investments.

26	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	8.164%	7/15/32	2,900,000	$1,632,772	(a)(d)
CSMC Trust, 2019-RIO B	6.889%	12/15/21	2,960,000	2,848,424	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,127,225	(a)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	1,770,000	1,103,253	(a)
Eagle RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.800%)	2.287%	1/25/30	1,310,000	1,004,236	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X3, IO	1.376%	8/25/42	19,810,000	504,468	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	2,470,000	1,987,483	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	1,187,291	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,370,000	1,737,384	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	2,906,476	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	11.237%	3/25/25	1,102,431	795,180	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	3.737%	7/25/29	950,000	916,787	(d)
Federal National Mortgage Association (FNMA) — CAS, 2016- C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.737%	1/25/29	2,504,288	2,485,022	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017- C03 1B1 (1 mo. USD LIBOR + 4.850%)	5.337%	10/25/29	950,000	773,949	(a)(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	27

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) — CAS, 2017- C06 1B1 (1 mo. USD LIBOR + 4.150%)	4.637%	2/25/30	2,050,000	$1,575,434	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018- C01 1B1 (1 mo. USD LIBOR + 3.550%)	4.037%	7/25/30	1,070,000	750,336	(a)(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	61,427	51,891	(d)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.316%	3/16/47	1,991,940	18,280	(d)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.248%	4/16/52	2,640,155	15,298	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	4.564%	9/15/31	1,240,000	1,179,380	(a)(d)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	127,913	97,802
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	782,884	793,530	(a)
IMPAC CMB Trust, 2005-5 A1 (1 mo. USD LIBOR + 0.640%)	1.127%	8/25/35	117,060	107,996	(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.757%	11/25/36	1,250,920	467,119	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- PHMZ M (1 mo. USD LIBOR + 8.208%)	9.022%	6/15/35	2,750,000	1,967,157	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- WPT FFL (1 mo. USD LIBOR + 2.900%)	3.882%	7/5/33	2,640,000	2,410,511	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BKWD E (1 mo. USD LIBOR + 2.600%)	3.414%	9/15/29	2,340,000	2,216,688	(a)(d)

See Notes to Schedule of Investments.

28	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BOLT C (1 mo. USD LIBOR + 3.800%)	4.614%	7/15/34	2,150,670	$1,912,580	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BOLT XCP, IO	2.052%	7/15/34	3,000,957	73,237	(a)(d)
Lone Star Portfolio Trust, 2015- LSMZ M (1 mo. USD LIBOR + 7.218%)	8.032%	9/15/20	370,872	370,678	(a)(d)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 7.150%)	7.964%	9/15/28	1,621,123	1,445,511	(a)(d)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	24,383	20,854	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	94,578	56,099	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	18,581	11,021	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.167%	9/12/49	220,818	84,880	(d)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	122,952	83,477
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	3,693	3,692
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	0.987%	4/25/35	1,142,588	858,519	(d)
Mortgage Insurance-Linked Notes, 2020-1 M1C (1 mo. USD LIBOR + 1.750%)	2.237%	2/25/30	2,580,000	2,221,884	(a)(d)
Multifamily Trust, 2016-1 B	12.068%	4/25/46	1,095,058	1,211,750	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,750,000	1,507,654	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	660,000	527,195	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	2.729%	4/18/24	1,260,000	1,237,365	(a)(d)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	1.087%	10/26/36	2,386,401	1,935,737	(a)(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	29

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Nomura Resecuritization Trust, 2015-8R 4A4	3.124%	11/25/47	1,958,811	$1,351,907	(a)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	5.214%	11/15/27	1,450,000	651,271	(a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR5 2A1 (1 mo. USD LIBOR + 0.210%)	0.697%	5/25/46	209,081	169,476	(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.180%)	4.165%	11/11/34	2,276,326	1,978,116	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 3.952%)	4.938%	11/11/34	1,126,012	964,036	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	470,000	44,796	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	479,997	37,817	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.270%)	0.757%	12/25/45	61,091	56,608	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	2.870%	2/25/46	692,271	589,543	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	120,019	118,483	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $81,987,957)				70,784,840

SOVEREIGN BONDS - 11.8%
Argentina - 0.6%
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	230,000	66,815
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	290,000	82,653
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	670,000	164,157
Provincia de Buenos Aires, Senior Notes	10.875%	1/26/21	403,414	145,229	(c)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,290,000	361,200	(c)

See Notes to Schedule of Investments.

30	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,590,000		$445,200	(a)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,860,000		807,950	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	650,000		185,256	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	500,000		136,250	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	630,000		252,006	(a)

Total Argentina					2,646,716

Australia - 0.4%
Australia Government Bond, Senior Notes	5.750%	7/15/22	2,500,000	AUD	1,826,288

Brazil - 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,560,000	BRL	528,796
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	8,670,000	BRL	1,819,981
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	5,105,000	BRL	1,074,164
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	4,200,000	BRL	889,785

Total Brazil					4,312,726

Canada - 0.6%
Canadian Government Bond	1.750%	5/1/20	4,230,000	CAD	3,039,027

Costa Rica - 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	430,000		335,400	(a)

Egypt - 0.2%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	900,000		857,435	(a)

Ghana - 0.4%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	520,000		432,653	(c)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,300,000		1,004,630	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	490,000		376,236	(a)

Total Ghana					1,813,519

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	31

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 3.0%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,430,000		$1,446,220
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	1,450,000		1,654,403	(c)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	4,850,000,000	IDR	330,452
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	50,137,000,000	IDR	3,480,098
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	93,050,000,000	IDR	6,005,244
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	15,197,000,000	IDR	1,036,716

Total Indonesia					13,953,133

Israel - 0.3%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	680,000		717,400
Israel Government International Bond, Senior Notes	3.875%	7/3/50	430,000		477,773

Total Israel					1,195,173

Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	5.125%	7/21/25	1,280,000		1,429,600	(c)

Kuwait - 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,700,000		1,869,242	(a)

Mexico - 0.5%
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,550,000		1,557,766
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	730,000		680,002

Total Mexico					2,237,768

Panama - 0.1%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	500,000		565,000

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	710,000		733,430

See Notes to Schedule of Investments.

32	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Qatar - 0.5%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	1,590,000		$1,987,500	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	470,000		567,606	(a)

Total Qatar					2,555,106

Russia - 2.0%
Russian Federal Bond - OFZ	7.050%	1/19/28	664,131,000	RUB	9,634,161

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	1,000,000		1,014,500	(a)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,300,000		1,468,026	(a)

Total United Arab Emirates					2,482,526

United Kingdom - 0.8%
United Kingdom Gilt, Bonds	0.750%	7/22/23	3,000,000	GBP	3,865,167	(c)

TOTAL SOVEREIGN BONDS (Cost - $65,610,410)					55,351,417

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 8.9%
522 Funding CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.340%)	7.896%	1/15/33	250,000		163,982	(a)(d)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.183%	5/1/26	143,766		143,210	(a)(d)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	6.945%	4/17/29	800,000		513,018	(a)(d)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	2.299%	4/15/31	250,000		241,414	(a)(d)
Apidos CLO XII, 2013-12A ER (3 mo. USD LIBOR + 5.400%)	6.619%	4/15/31	750,000		469,802	(a)(d)
Apidos CLO XXII, 2015-22A DR (3 mo. USD LIBOR + 6.750%)	7.885%	4/20/31	1,000,000		585,026	(a)(d)
Apidos CLO XXII, 2015-22A ER (3 mo. USD LIBOR + 8.650%)	9.785%	4/20/31	530,000		274,503	(a)(d)
Ares XXXIIR CLO Ltd., 2014-32RA C (3 mo. USD LIBOR + 2.900%)	4.592%	5/15/30	1,000,000		787,505	(a)(d)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	4.691%	8/5/27	300,000		240,979	(a)(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	33

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	7.241%	8/5/27	500,000	$308,493	(a)(d)
BCC Funding Corp. XVI LLC, 2019-1A D	3.940%	7/20/27	1,000,000	933,606	(a)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR (3 mo. USD LIBOR + 3.800%)	4.935%	1/20/29	440,000	374,529	(a)(d)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	2.745%	11/20/28	400,000	390,754	(a)(d)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	7.445%	11/20/28	550,000	320,873	(a)(d)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 7.000%)	8.219%	4/15/29	500,000	363,481	(a)(d)
California Street CLO IX LP, 2012-9A AR2 (3 mo. USD LIBOR + 1.320%)	3.163%	7/16/32	375,000	365,166	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2014-2RA A1 (3 mo. USD LIBOR + 1.050%)	2.742%	5/15/31	1,200,000	1,146,332	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	4.835%	7/20/31	1,000,000	812,979	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.135%	4/20/29	1,300,000	870,688	(a)(d)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	4.369%	10/15/26	670,000	539,556	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	6.535%	4/17/30	250,000	171,849	(a)(d)
Countrywide Asset-Backed Certificates Inc. Asset-Backed Certificates Trust, 2004-5 M4 (1 mo. USD LIBOR + 1.875%)	2.362%	6/25/34	315,668	310,735	(d)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	0.000%	8/9/24	1,000,000	910,000	(a)(i)(l)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	4.670%	8/9/24	995,000	906,077	(a)(d)
Cumberland Park CLO Ltd., 2015-2A DR (3 mo. USD LIBOR + 2.700%)	3.835%	7/20/28	500,000	424,775	(a)(d)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	6.785%	7/20/28	700,000	472,721	(a)(d)

See Notes to Schedule of Investments.

34	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	3.785%	1/20/31	700,000	$543,887	(a)(d)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	1.034%	2/15/29	1,022,176	993,740	(d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	747,205	718,933	(a)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	2.785%	10/25/33	777,768	731,729	(d)
Flatiron CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	2.942%	5/15/30	590,000	582,673	(a)(d)
GoldenTree Loan Opportunities IX Ltd., 2014-9A ER2 (3 mo. USD LIBOR + 5.660%)	6.501%	10/29/29	500,000	311,044	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	6.169%	4/15/31	1,070,000	722,142	(a)(d)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	5.085%	4/17/30	570,000	486,648	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	9.607%	1/20/33	600,000	379,232	(a)(d)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	10.107%	1/20/33	290,000	133,136	(a)(d)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	5,901,463	990,926	(a)
Hertz Vehicle Financing II LP, 2016-2A C	4.990%	3/25/22	430,000	389,828	(a)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	2.385%	1/20/29	530,000	515,425	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	6.635%	10/20/28	600,000	386,620	(a)(d)
LCM XXIV Ltd., 2024A A (3 mo. USD LIBOR + 1.310%)	2.445%	3/20/30	635,000	619,076	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS2 A1	3.750%	1/25/59	2,914,045	2,975,191	(a)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	5.203%	1/20/33	460,000	406,995	(a)(d)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	6.335%	10/20/27	750,000	461,058	(a)(d)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	4.898%	4/22/30	500,000	400,560	(a)(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	35

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR + 5.750%)	6.969%	7/15/27	520,000	$338,474	(a)(d)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.821%	10/15/37	610,519	567,310	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	3.429%	4/15/37	619,064	583,244	(d)
Parallel Ltd., 2017-1A CR (3 mo. USD LIBOR + 2.000%)	3.135%	7/20/29	1,000,000	923,503	(a)(d)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	5.717%	4/25/35	1,269,729	827,598
PPM CLO 3 Ltd., 2019-3A A (3 mo. USD LIBOR + 1.400%)	2.535%	7/17/30	400,000	386,356	(a)(d)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	1.612%	8/25/33	74,456	71,452	(d)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	0.827%	3/25/36	31,799	31,467	(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	4.445%	6/22/30	605,000	473,481	(a)(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	592,704	(a)
Sound Point CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	5.035%	1/20/32	500,000	412,351	(a)(d)
Sound Point CLO XXIII, 2019-2A A1 (3 mo. USD LIBOR + 1.400%)	2.619%	4/15/32	830,000	801,416	(a)(d)
Stewart Park CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.600%)	3.819%	1/15/30	500,000	387,905	(a)(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.707%	2/25/36	3,159,307	127,257	(a)(d)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	2.136%	4/16/31	1,000,000	964,681	(a)(d)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	6.376%	4/16/31	250,000	153,995	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	2.961%	10/13/29	1,000,000	928,879	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 3.000%)	4.311%	10/13/29	430,000	363,043	(a)(d)
Thayer Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.100%)	7.235%	4/20/29	700,000	474,097	(a)(d)

See Notes to Schedule of Investments.

36	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	3.785%	10/20/28	250,000	$211,051	(a)(d)
Treman Park CLO Ltd., 2015-1A ERR (3 mo. USD LIBOR + 5.500%)	6.635%	10/20/28	250,000	159,035	(a)(d)
Venture 31 CLO Ltd., 2018-31A A1 (3 mo. USD LIBOR + 1.030%)	2.165%	4/20/31	790,000	754,352	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	6.959%	4/15/27	900,000	572,666	(a)(d)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	7.239%	6/7/30	300,000	197,917	(a)(d)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	0.657%	7/25/47	5,925,651	4,221,988	(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	4.869%	10/15/31	790,000	612,904	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $52,951,923)				41,930,022

			FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 1.1%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Vonage Holdings Corp., Senior Notes	1.750%	6/1/24	280,000	252,405	(a)

Entertainment - 0.1%
Live Nation Entertainment Inc., Senior Notes	2.000%	2/15/25	630,000	497,144	(a)

Media - 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,270,000	1,032,637

TOTAL COMMUNICATION SERVICES				1,782,186

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	820,000	440,105

HEALTH CARE - 0.5%
Biotechnology - 0.0%
Coherus Biosciences Inc., Senior Subordinated Notes	1.500%	4/15/26	90,000	95,589	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	37

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance Co. LLC, Senior Notes		0.250%	2/1/26	2,220,000	$2,114,269

TOTAL HEALTH CARE					2,209,858

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Vishay Intertechnology Inc., Senior Notes		2.250%	6/15/25	820,000	757,751

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,675,305)					5,189,900

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
E-mini S&P 500 Index Futures, Put @ $2,200.00		5/15/20	158	23,008,197	14,615
E-mini S&P 500 Index Futures, Put @ $2,500.00		6/19/20	3	436,865	5,430
E-mini S&P 500 Index Futures, Put @ $2,600.00		6/19/20	19	2,766,809	47,738
E-mini S&P 500 Index Futures, Put @ $2,700.00		6/19/20	56	8,154,804	193,200
U.S. Treasury 10-Year Notes Futures, Call @ $139.00		5/22/20	55	55,000	32,656

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $1,352,555)					293,639

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
Credit default swaption to buy protection on Markit CDX.NA.HY.34 Index, Put @ $90.00	Goldman Sachs Group Inc.	6/17/20	8,000,000	8,000,000	123,537
U.S. Dollar/ Australian Dollar, Put @ $0.63	JPMorgan Chase & Co.	6/15/20	7,880,000	7,880,000	302,141
U.S. Dollar/ Canadian Dollar, Call @ 1.38CAD	Goldman Sachs Group Inc.	6/9/20	7,905,000	7,905,000	101,210

See Notes to Schedule of Investments.

38	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	Value
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Euro, Call @ $1.13	JPMorgan Chase & Co.	6/5/20	5,640,000	5,640,000	$153,967
U.S. Dollar/ Japanese Yen, Put @ 104.80JPY	Goldman Sachs Group Inc.	6/3/20	16,060,000	16,060,000	49,193
U.S. Dollar/ Mexican Peso, Put @ 18.95MXN	Morgan Stanley & Co. Inc.	5/21/20	5,620,000	5,620,000	38
U.S. Dollar/Russian Ruble, Put @ 63.96RUB	Citibank N.A.	5/26/20	5,620,000	5,620,000	399

TOTAL OTC PURCHASED OPTIONS (Cost - $1,028,226)					730,485

TOTAL PURCHASED OPTIONS (Cost - $2,380,781)					1,024,124

		RATE	MATURITY DATE	FACE AMOUNT†
MORTGAGE-BACKED SECURITIES - 0.2%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC) Gold		7.000%	8/1/30	2,398	2,470
Federal Home Loan Mortgage Corp. (FHLMC) Gold		6.500%	11/1/31	271	302

Total FHLMC					2,772

FNMA - 0.2%
Federal National Mortgage Association (FNMA)		7.000%	8/1/29- 4/1/31	5,355	6,279
Federal National Mortgage Association (FNMA)		2.680%	1/1/35- 2/1/35	300,000	327,710
Federal National Mortgage Association (FNMA)		2.790%	1/1/35	589,331	663,175	(d)

Total FNMA					997,164

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $915,132)					999,936

				SHARES
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B Riley Financial Inc.		6.875%		8,150	187,205
B. Riley Financial Inc.		6.500%		16,350	335,175

TOTAL FINANCIALS					522,380

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	39

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE		SHARES		VALUE
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy Inc.	5.279%		8,700		$375,753

TOTAL PREFERRED STOCKS (Cost - $1,036,567)					898,133

		MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
Argentina - 0.2%
Argentina Treasury Bond (Cost - $1,164,065)	1.000%	8/5/21	110,880,227	ARS	853,459	(l)

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
GFL Environmental Inc. (Cost - $489,007)	6.000%		9,950		487,649

COMMON STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Corp.			44,473		152,542
Montage Resources Corp.			33,681		230,041	*
MWO Holdings LLC			488		37,435	*(i)(l)

TOTAL COMMON STOCKS (Cost - $1,556,466)					420,018

	RATE	MATURITY DATE	FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
U.S. Government Obligations - 0.0%
U.S. Treasury Bonds	3.000%	8/15/48	115,000		162,226
U.S. Treasury Bonds	2.250%	8/15/49	40,000		49,494

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $209,033)					211,720

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $518,593,078)					462,557,660

SHORT-TERM INVESTMENTS - 0.5%
SOVEREIGN BONDS - 0.3%
Egypt Treasury Bills (Cost - $1,189,031)	11.061%	10/6/20	19,725,000	EGP	1,196,583	(m)

See Notes to Schedule of Investments.

40	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $956,297)	0.175%	956,297	$956,297	(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,145,328)			2,152,880

TOTAL INVESTMENTS - 98.9% (Cost - $520,738,406)			464,710,540
Other Assets in Excess of Liabilities - 1.1%			5,289,544

TOTAL NET ASSETS - 100.0%			$470,000,084

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	All or a portion of this loan is unfunded as of April 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Rate shown represents yield-to-maturity.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At April 30, 2020, the total market value of investments in Affiliated Companies was $956,297 and the cost was $956,297 (Note 2).

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	41

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
EGP	— Egyptian Pound
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Federal Loan Obligation)
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
E-mini S&P 500 Index Futures, Put (Premiums received - $250,708)		6/19/20	$2,200.00		59	$8,591,669	$(35,990)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.HY.34 Index, Put	Goldman Sachs Group Inc.	6/17/20	$85.00		8,000,000	8,000,000	$(65,785)
U.S. Dollar/Australian Dollar, Call	BNP Paribas SA	5/22/20	0.64		5,870,000	5,870,000	(42,942)
U.S. Dollar/Australian Dollar, Call	JPMorgan Chase & Co.	5/22/20	0.65		5,620,000	5,620,000	(47,260)
U.S. Dollar/Brazilian Real, Put	Citibank N.A.	5/7/20	5.10	BRL	2,640,000	2,640,000	(703)

See Notes to Schedule of Investments.

42	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SCHEDULE OF WRITTEN OPTIONS (CONT’D)

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Canadian Dollar, Call	BNP Paribas SA	5/22/20	1.35	CAD	5,870,000	5,870,000	$(176,754)
U.S. Dollar/Canadian Dollar, Put	Goldman Sachs Group Inc.	6/9/20	1.33	CAD	7,905,000	7,905,000	(4,055)
U.S. Dollar/Euro, Call	JPMorgan Chase & Co.	6/5/20	$1.11		11,280,000	11,280,000	(156,353)
U.S. Dollar/Indonesian Rupiah, Put	Morgan Stanley & Co. Inc.	6/3/20	13,816.00	IDR	5,620,000	5,620,000	(3,001)
U.S. Dollar/Japanese Yen, Put	Goldman Sachs Group Inc.	6/3/20	100.50	JPY	16,060,000	16,060,000	(8,606)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $605,892)							$(505,459)

TOTAL WRITTEN OPTIONS (Premiums received - $856,600)							$(541,449)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAD	— Canadian Dollar
IDR	— Indonesian Rupiah
JPY	— Japanese Yen

At April 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	299	6/20	$73,956,177	$74,492,112	$535,935
Australian 10-Year Bonds	25	6/20	2,450,201	2,424,931	(25,270)
Euro-Bobl	7	6/20	1,034,897	1,042,865	7,968
U.S. Treasury 2-Year Notes	628	6/20	136,096,110	138,429,844	2,333,734
U.S. Treasury Ultra Long- Term Bonds	190	6/20	37,673,092	42,708,438	5,035,346
Ultra 10-Year U.S. Treasury Notes	10	6/20	1,460,330	1,570,313	109,983

					7,997,696

Contracts to Sell:
90-Day Eurodollar	364	3/21	90,674,511	90,767,950	(93,439)
Euro-Bund	50	6/20	9,505,732	9,557,456	(51,724)
Euro-Buxl	3	6/20	709,669	720,631	(10,962)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	43

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury 5-Year Notes	237	6/20	$29,291,417	$29,739,798	$(448,381)
U.S. Treasury 10-Year Notes	419	6/20	56,354,706	58,267,189	(1,912,483)
U.S. Treasury Long-Term Bonds	155	6/20	26,021,960	28,059,844	(2,037,884)
United Kingdom Long Gilt Bonds	8	6/20	1,351,266	1,387,465	(36,199)
					(4,591,072)

Net unrealized appreciation on open futures contracts					$3,406,624

At April 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,641,844	EUR	1,513,400	Citibank N.A.	5/4/20	$(16,728)
USD	1,430,772	GBP	1,144,920	Citibank N.A.	5/4/20	(11,268)
EUR	1,513,400	USD	1,686,124	JPMorgan Chase & Co.	5/4/20	(27,553)
GBP	1,144,920	USD	1,513,355	Morgan Stanley & Co. Inc.	5/4/20	(71,315)
USD	2,180,560	MXN	41,921,266	Morgan Stanley & Co. Inc.	5/26/20	448,690
USD	2,191,800	RUB	142,812,669	Citibank N.A.	5/27/20	275,945
USD	385,440	JPY	40,421,093	Goldman Sachs Group Inc.	6/5/20	8,592
USD	750,363	IDR	10,827,734,286	JPMorgan Chase & Co.	6/5/20	25,898
IDR	22,340,704,286	USD	1,565,571	Morgan Stanley & Co. Inc.	6/5/20	(70,793)
USD	80	IDR	1,150,000	Morgan Stanley & Co. Inc.	6/5/20	3
USD	802,777	IDR	11,511,820,000	Morgan Stanley & Co. Inc.	6/5/20	32,541
USD	5,272,971	CAD	7,151,390	Citibank N.A.	6/10/20	134,936
CAD	7,151,390	USD	5,270,000	Goldman Sachs Group Inc.	6/10/20	(131,966)
USD	4,788,518	AUD	7,564,800	JPMorgan Chase & Co.	6/17/20	(141,785)
CAD	4,370,000	USD	3,132,437	BNP Paribas SA	7/16/20	7,624
CAD	5,330,000	USD	3,762,995	BNP Paribas SA	7/16/20	66,873
USD	76,526	EUR	70,000	BNP Paribas SA	7/16/20	(307)
USD	2,647,473	EUR	2,430,000	BNP Paribas SA	7/16/20	(19,723)
USD	5,389,599	EUR	4,930,000	BNP Paribas SA	7/16/20	(21,625)
AUD	1,180,000	USD	749,123	Citibank N.A.	7/16/20	19,960
AUD	2,310,000	USD	1,463,850	Citibank N.A.	7/16/20	41,728
AUD	7,663,691	USD	4,780,878	Citibank N.A.	7/16/20	214,048
BRL	1,398,934	USD	266,358	Citibank N.A.	7/16/20	(10,430)

See Notes to Schedule of Investments.

44	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,038,400	USD	1,126,888	Citibank N.A.	7/16/20	$12,872
EUR	1,513,400	USD	1,644,355	Citibank N.A.	7/16/20	16,771
EUR	2,590,000	USD	2,810,794	Citibank N.A.	7/16/20	32,020
GBP	1,144,920	USD	1,431,230	Citibank N.A.	7/16/20	11,257
USD	733,167	AUD	1,130,000	Citibank N.A.	7/16/20	(3,327)
USD	2,545,396	AUD	4,000,000	Citibank N.A.	7/16/20	(61,665)
USD	2,210,558	BRL	12,550,000	Citibank N.A.	7/16/20	(85,403)
USD	3,056,961	CAD	4,290,000	Citibank N.A.	7/16/20	(25,616)
USD	3,516,882	EUR	3,210,000	Citibank N.A.	7/16/20	(6,451)
USD	3,846,753	EUR	3,555,451	Citibank N.A.	7/16/20	(55,751)
USD	9,053,142	GBP	7,291,865	Citibank N.A.	7/16/20	(133,893)
USD	8,465,437	IDR 139,933,675,322		Citibank N.A.	7/16/20	(848,152)
USD	1,796,800	MXN	45,150,000	Citibank N.A.	7/16/20	(54,506)
USD	1,324	ZAR	24,072	Citibank N.A.	7/16/20	35
BRL	600,000	USD	113,218	Goldman Sachs Group Inc.	7/16/20	(3,451)
BRL	2,500,000	USD	471,743	Goldman Sachs Group Inc.	7/16/20	(14,380)
JPY	727,051,759	USD	6,692,919	Goldman Sachs Group Inc.	7/16/20	90,357
MXN	68,755,575	USD	2,793,069	Goldman Sachs Group Inc.	7/16/20	26,148
RUB	217,024,511	USD	2,705,114	Goldman Sachs Group Inc.	7/16/20	186,240
USD	682,453	RUB	50,970,000	Goldman Sachs Group Inc.	7/16/20	3,394
USD	2,516,663	RUB	189,553,819	Goldman Sachs Group Inc.	7/16/20	(8,706)
AUD	8,629,826	USD	5,605,667	JPMorgan Chase & Co.	7/16/20	18,952
BRL	930,000	USD	175,907	JPMorgan Chase & Co.	7/16/20	(5,768)
USD	1,913,181	AUD	2,990,000	JPMorgan Chase & Co.	7/16/20	(35,596)
USD	8,602,905	AUD	13,806,287	JPMorgan Chase & Co.	7/16/20	(395,552)
USD	746,404	BRL	4,130,000	JPMorgan Chase & Co.	7/16/20	(9,160)
USD	1,908,468	EUR	1,739,383	JPMorgan Chase & Co.	7/16/20	(698)
USD	11,561,133	EUR	10,610,291	JPMorgan Chase & Co.	7/16/20	(84,845)
USD	1,163,311	IDR	18,396,600,000	JPMorgan Chase & Co.	7/16/20	(61,115)
USD	4	INR	347	JPMorgan Chase & Co.	7/16/20	(0)[1]
USD	80,375	TRY	563,910	JPMorgan Chase & Co.	7/16/20	1,431
CAD	150,000	USD	106,404	Morgan Stanley & Co. Inc.	7/16/20	1,379
CAD	1,409,451	USD	999,805	Morgan Stanley & Co. Inc.	7/16/20	12,954
CAD	4,000,000	USD	2,874,968	Morgan Stanley & Co. Inc.	7/16/20	(770)
USD	3,790,763	SAR	14,240,000	Citibank N.A.	9/24/20	4,831
USD	1,871,345	SAR	7,040,000	JPMorgan Chase & Co.	9/24/20	(352)

Total						$(723,171)

1	Value is less than $1.

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	45

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

At April 30, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2020[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	1,790,000	EUR	12/20/24	1.295%	1.000% quarterly	$26,475	$(39,661)	$66,136

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Volkswagen AG, 0.500%, due 3/30/ 21)	1,790,000	EUR	12/20/24	1.511%	1.000% quarterly	$(45,398)	$20,788	$(66,186)

See Notes to Schedule of Investments.

46	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	28,664,000		8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	$17,406	$19,237
	4,361,000		9/18/25	3-Month LIBOR quarterly	0.645% semi-annually	—	49,354
	3,384,000		9/18/25	3-Month LIBOR quarterly	0.658% semi-annually	—	40,490
	15,320,000		3/24/27	3-Month LIBOR quarterly	0.770% semi-annually	126,289	139,763
	113,420,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	44,238	369,917
	198,820,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	93,930	625,730
	5,032,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	23,462	(2,376,037)
	5,569,000		11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	10,974	(1,343,960)
	614,000		9/18/50	0.855% semi-annually	3-Month LIBOR quarterly	(1,206)	(4,151)
	794,000		9/18/50	0.838% semi-annually	3-Month LIBOR quarterly	—	(3,080)

Total						$315,093	$(2,482,737)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†		PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank N.A.	4,600,000	BRL	1/4/27	BRL-CDI	**	7.024	%**	—	$3,624
Citibank N.A.	5,400,000	BRL	1/4/27	BRL-CDI	**	7.024	%**	$2,582	1,673
Citibank N.A.	5,822,000	BRL	1/4/27	BRL-CDI	**	7.024	%**	3,245	1,342
JPMorgan Chase & Co.	3,800,000	BRL	1/4/27	BRL-CDI	**	7.044	%**	—	3,670
JPMorgan Chase & Co.	19,480,000	BRL	1/4/27	BRL-LIBOR	**	6.870	%**	—	(11,728)

Total								$5,827	$(1,419)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	47

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.34 Index	$5,072,000	6/20/25	5.000% quarterly	$264,205	$286,899	$(22,694)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

48	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
BRL-LIBOR	— Brazil London Interbank Offered Rate
EUR	— Euro
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	49

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

50

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

51

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$195,799,762	—	$195,799,762
Senior Loans:
Communication Services	—	11,624,962	$1,557,600	13,182,562
Financials	—	10,786,757	1,097,400	11,884,157
Health Care	—	17,757,814	327,615	18,085,429
Other Senior Loans	—	45,454,532	—	45,454,532
Collateralized Mortgage Obligations	—	70,784,840	—	70,784,840
Sovereign Bonds	—	55,351,417	—	55,351,417
Asset-Backed Securities	—	41,020,022	910,000	41,930,022
Convertible Bonds & Notes	—	5,189,900	—	5,189,900
Purchased Options:
Exchange-Traded Purchased Options	$52,701	240,938	—	293,639
OTC Purchased Options	—	730,485	—	730,485
Mortgage-Backed Securities	—	999,936	—	999,936
Preferred Stocks	898,133	—	—	898,133
Non-U.S. Treasury Inflation Protected Securities	—	853,459	—	853,459
Convertible Preferred Stocks	487,649	—	—	487,649
Common Stocks: Energy	382,583	—	37,435	420,018
U.S. Government & Agency Obligations	—	211,720	—	211,720

Total Long-Term Investments	1,821,066	456,806,544	3,930,050	462,557,660

Short-Term Investments†:
Sovereign Bonds	—	1,196,583	—	1,196,583
Money Market Funds	956,297	—	—	956,297

Total Short-Term Investments	956,297	1,196,583	—	2,152,880

Total Investments	$2,777,363	$458,003,127	$3,930,050	$464,710,540

52

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$8,022,966	—	—	$8,022,966
Forward Foreign Currency Contracts	—	$1,695,479	—	1,695,479
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	26,475	—	26,475
Centrally Cleared Interest Rate Swaps	—	1,244,491	—	1,244,491
OTC Interest Rate Swaps‡	—	16,136	—	16,136

Total Other Financial Instruments	$8,022,966	$2,982,581	—	$11,005,547

Total	$10,800,329	$460,985,708	$3,930,050	$475,716,087

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$35,990	—	—	$35,990
OTC Written Options	—	$505,459	—	505,459
Futures Contracts	4,616,342	—	—	4,616,342
Forward Foreign Currency Contracts	—	2,418,650	—	2,418,650
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	45,398	—	45,398
Centrally Cleared Interest Rate Swaps	—	3,727,228	—	3,727,228
OTC Interest Rate Swaps‡	—	11,728	—	11,728
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	22,694	—	22,694

Total	$4,652,332	$6,731,157	—	$11,383,489

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

53

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended April 30, 2020. The following transactions were effected in shares of such companies for the period ended April 30, 2020.

	Affiliate
	Value at	Purchased		Sold
	July 31,
	2019	Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$2,057,443	$36,115,530	36,115,530	$38,172,973	38,172,973
Western Asset Premier Institutional Government Reserves, Premium Shares	—	92,034,607	92,034,607	91,078,310	91,078,310

	$2,057,443	$128,150,137		$129,251,283

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
Western Asset Government Cash Management Portfolio, LLC	—	$18,895	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	37,119	—	$956,297

	—	$56,014	—	$956,297

54